Finance receivables (Tables)	12 Months Ended
Dec. 31, 2012
Account/Finance receivables [Abstract]
Components of finance receivables

As of December 31 (in thousands)	2012 EUR	2011 EUR

Finance receivables, gross	309,616	78,853
Unearned interest	(5,828)	-

Finance receivables, net	303,788	78,853
Current portion of finance receivables, gross	268,617	78,853
Current portion of unearned interest	(3,450)	-

Non-current portion of finance receivables, net	38,621	-

Finance receivables due for payment

(in thousands)	EUR
2013	268,617
2014	7,501
2015	7,516
2016	13,681
2017	12,301
Thereafter	-

Finance receivables, gross	309,616